Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Segment Reporting
17. Segment Reporting
As of March 31, 2021, we evaluated our business and made resource allocations based on four reportable business segments — medical office buildings, senior housing, senior housing — RIDEA and skilled nursing facilities. Our medical office buildings are typically leased to multiple tenants under separate leases, thus requiring active management and responsibility for many of the associated operating expenses (much of which are, or can effectively be, passed through to the tenants). Our senior housing and skilled nursing facilities are primarily single-tenant properties for which we lease the facilities to unaffiliated tenants under triple-net
and generally master leases that transfer the obligation for all facility operating costs (including maintenance, repairs, taxes, insurance and capital expenditures) to the tenant. Our senior housing — RIDEA properties include senior housing facilities that are owned and operated utilizing a RIDEA structure.
We evaluate performance based upon segment net operating income, or NOI. We define segment NOI as total revenues, less rental expenses and property operating expenses, which excludes depreciation and amortization, general and administrative expenses, business acquisition expenses, interest expense, income or loss from unconsolidated entity and other income for each segment. We believe that net income (loss), as defined by GAAP, is the most appropriate earnings measurement. However, we believe that segment NOI serves as an appropriate supplemental performance measure to net income (loss) because it allows investors and our management to measure unlevered property-level operating results and to compare our operating results to the operating results of other real estate companies and between periods on a consistent basis.
Interest expense, depreciation and amortization and other expenses not attributable to individual properties are not allocated to individual segments for purposes of assessing segment performance.
Non-segment
assets primarily consist of corporate assets including our joint venture investment in an unconsolidated entity, cash and cash equivalents, other receivables and other assets not attributable to individual properties.
Summary information for the reportable segments during the three months ended March 31, 2021 and 2020 was as follows:

	Medical Office Buildings	Senior Housing — RIDEA	Skilled Nursing Facilities	Senior Housing	Three Months Ended March 31, 2021
Revenues:
Real estate revenue	$16,752,000	$—	$3,000,000	$2,194,000	$21,946,000
Resident fees and services	—	15,895,000	—	—	15,895,000

Total revenues	16,752,000	15,895,000	3,000,000	2,194,000	37,841,000
Expenses:
Rental expenses	5,705,000	—	145,000	174,000	6,024,000
Property operating expenses	—	15,194,000	—	—	15,194,000

Segment net operating income	$11,047,000	$701,000	$2,855,000	$2,020,000	$16,623,000

Expenses:
General and administrative					$3,747,000
Business acquisition expenses					314,000
Depreciation and amortization					12,402,000
Other income (expense):
Interest expense:
Interest expense (including amortization of deferred financing costs and debt discount/premium)					(4,726,000)
Gain in fair value of derivative financial instruments					1,455,000
Loss from unconsolidated entity					(904,000)
Other income					7,000

Net loss					$(4,008,000)

	Medical Office Buildings	Senior Housing — RIDEA	Skilled Nursing Facilities	Senior Housing	Three Months Ended March 31, 2020
Revenues:
Real estate revenue	$16,271,000	$—	$3,012,000	$2,180,000	$21,463,000
Resident fees and services	—	16,081,000	—	—	16,081,000

Total revenues	16,271,000	16,081,000	3,012,000	2,180,000	37,544,000
Expenses:
Rental expenses	5,390,000	—	152,000	280,000	5,822,000
Property operating expenses	—	13,017,000	—	—	13,017,000

Segment net operating income	$10,881,000	$3,064,000	$2,860,000	$1,900,000	$18,705,000

Expenses:
General and administrative					$4,448,000
Business acquisition expenses					9,000
Depreciation and amortization					12,530,000
Other income (expense):
Interest expense:
Interest expense (including amortization of deferred financing costs and debt discount/premium)					(5,310,000)
Loss in fair value of derivative financial instruments					(4,605,000)
Income from unconsolidated entity					255,000
Other income					9,000

Net loss					$(7,933,000)

Assets by reportable segment as of March 31, 2021 and December 31, 2020 were as follows:

	March 31, 2021	December 31, 2020
Medical office buildings	$582,415,000	$583,131,000
Senior housing — RIDEA	236,401,000	238,910,000
Skilled nursing facilities	118,654,000	119,247,000
Senior housing	99,530,000	100,370,000
Other	49,640,000	51,115,000

Total assets	$1,086,640,000	$1,092,773,000

17. Segment Reporting
As of December 31, 2020, we evaluated our business and made resource allocations based on four reportable business segments — medical office buildings, senior housing, senior housing — RIDEA and skilled nursing facilities. Our medical office buildings are typically leased to multiple tenants under separate leases, thus requiring active management and responsibility for many of the associated operating expenses (much of which are, or can effectively be, passed through to the tenants). Our senior housing and skilled nursing facilities are primarily single-tenant properties for which we lease the facilities to unaffiliated tenants under triple-net
and generally master leases that transfer the obligation for all facility operating costs (including maintenance, repairs, taxes, insurance and capital expenditures) to the tenant. Our senior housing — RIDEA properties include senior housing facilities that are owned and operated utilizing a RIDEA structure.
We evaluate performance based upon segment net operating income, or NOI. We define segment NOI as total revenues and grant income, less rental expenses and property operating expenses, which excludes depreciation and amortization, general and administrative expenses, acquisition related expenses, interest expense, impairment of real estate investments, income or loss from unconsolidated entity, other income and income tax benefit or expense for each segment. We believe that net income (loss), as defined by GAAP, is the most appropriate earnings measurement. However, we believe that segment NOI serves as an appropriate supplemental performance measure to net income (loss)
because it allows investors and our management to measure unlevered property-level operating results and to compare our operating results to the operating results of other real estate companies and between periods on a consistent basis.
Interest expense, depreciation and amortization and other expenses not attributable to individual properties are not allocated to individual segments for purposes of assessing segment performance.
Non-segment
assets primarily consist of corporate assets including our joint venture investment in an unconsolidated entity, cash and cash equivalents, other receivables, real estate deposits and other assets not attributable to individual properties.
Summary information for the reportable segments during the years ended December 31, 2020, 2019 and 2018 was as follows:

	Medical Office Buildings	Senior Housing — RIDEA	Skilled Nursing Facilities	Senior Housing	Year Ended December 31, 2020
Revenues and grant income:
Real estate revenue	$65,509,000	$—	$11,968,000	$8,844,000	$86,321,000
Resident fees and services	—	67,793,000	—	—	67,793,000
Grant income	—	1,005,000	—	—	1,005,000

Total revenues and grant income	65,509,000	68,798,000	11,968,000	8,844,000	155,119,000
Expenses:
Rental expenses	22,068,000	—	576,000	806,000	23,450,000
Property operating expenses	—	60,224,000	—	—	60,224,000

Segment net operating income	$43,441,000	$8,574,000	$11,392,000	$8,038,000	$71,445,000

Expenses:
General and administrative					$16,691,000
Acquisition related expenses					(160,000)
Depreciation and amortization					50,304,000
Other income (expense):
Interest expense:
Interest expense (including amortization of deferred financing costs and debt discount/premium)					(19,955,000)
Loss in fair value of derivative financial instruments					(870,000)
Impairment of real estate investments					(3,642,000)
Income from unconsolidated entity					629,000
Other income					286,000

Net loss					$(18,942,000)

	Medical Office Buildings	Senior Housing — RIDEA	Skilled Nursing Facilities	Senior Housing	Year Ended December 31, 2019
Revenues:
Real estate revenue	$54,508,000	$—	$11,681,000	$8,421,000	$74,610,000
Resident fees and services	—	46,160,000	—	—	46,160,000

Total revenues	54,508,000	46,160,000	11,681,000	8,421,000	120,770,000

Expenses:
Rental expenses	17,528,000	—	556,000	1,142,000	19,226,000
Property operating expenses	—	37,434,000	—	—	37,434,000

Segment net operating income	$36,980,000	$8,726,000	$11,125,000	$7,279,000	$64,110,000

Expenses:
General and administrative					$15,235,000
Acquisition related expenses					1,974,000
Depreciation and amortization					45,626,000
Other income (expense):
Interest expense:
Interest expense (including amortization of deferred financing costs and debt discount/premium)					(16,191,000)
Loss in fair value of derivative financial instruments					(4,385,000)
Income from unconsolidated entity					267,000
Other income					175,000

Loss before income taxes					(18,859,000)
Income tax benefit					8,000

Net loss					$(18,851,000)

	Medical Office Buildings	Senior Housing — RIDEA	Skilled Nursing Facilities	Senior Housing	Year Ended December 31, 2018
Revenues:
Real estate revenue	$34,339,000	$—	$4,266,000	$8,994,000	$47,599,000
Resident fees and services	—	36,857,000	—	—	36,857,000

Total revenues	34,339,000	36,857,000	4,266,000	8,994,000	84,456,000
Expenses:
Rental expenses	9,934,000	—	351,000	1,214,000	11,499,000
Property operating expenses	—	30,023,000	—	—	30,023,000

Segment net operating income	$24,405,000	$6,834,000	$3,915,000	$7,780,000	$42,934,000

Expenses:
General and administrative					$9,172,000
Acquisition related expenses					2,795,000
Depreciation and amortization					32,658,000
Other income (expense):
Interest expense (including amortization of deferred financing costs and debt discount/premium)					(6,788,000)
Loss from unconsolidated entity					(110,000)
Other income					11,000

Loss before income taxes					(8,578,000)
Income tax expense					(8,000)

Net loss					$(8,586,000)

Assets by reportable segment as of December 31, 2020 and 2019 were as follows:

	December 31,
	2020	2019
Medical office buildings	$583,131,000	$600,048,000
Senior housing — RIDEA	238,910,000	149,055,000
Skilled nursing	119,247,000	121,749,000
Senior housing	100,370,000	142,982,000
Other	51,115,000	54,493,000

Total assets	$1,092,773,000	$1,068,327,000